Annual Total Returns - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIP International Capital Appreciation Portfolio - VIP International Capital Appreciation Portfolio - Investor Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	21.50%
Annual Return 2014	2.99%
Annual Return 2015	3.08%
Annual Return 2016	(3.01%)
Annual Return 2017	36.33%
Annual Return 2018	(12.80%)
Annual Return 2019	33.16%
Annual Return 2020	22.14%
Annual Return 2021	12.24%
Annual Return 2022	(26.45%)